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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               SPINNAKER TRUST
               -----------------------------------------------------
Address:            P.O. Box 7160
               -----------------------------------------------------
                    PORTLAND, ME 04112-7160
               -----------------------------------------------------


13F File Number:  28-11553
                     -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:               Anne R. Wood
               -----------------------------------------------------
Title:              Vice President
               -----------------------------------------------------
Phone:              (207) 553-7160
               -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anne R. Wood                   PORTLAND, ME                   4-6-06
------------------------           -------------             ----------------
   [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  None
                                                            -------------------

Form 13F Information Table Entry Total:                              74
                                                            -------------------

Form 13F Information Table Value Total:                     $     122,641
                                                            -------------------
                                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number               Name

               28-
     ------             -----------------         ------------------------------
     [Repeat as necessary]
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                           FORM 13F INFORMATION TABLE

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COLUMN 1                      COLUMN 2    COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                  VALUE      SHRS OR   SH/ PUT   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP       (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP COM               COM        020002101      206       3956        SH       SOLE        01         3956        0      0
AMERICAN INTL GROUP INC COM     COM        026874107      248       3766        SH       SOLE        01         2495        0   1271
AMERIGAS PARTNERS L P UNIT L P  COM        030975106      251       8400        SH       SOLE        01         8400        0      0
ANADARKO PETE CORP COM          COM        032511107      492       4876        SH       SOLE        01         4876        0      0
BISYS GROUP INC COM             COM        055472104      214      15920        SH       SOLE        01        15920        0      0
BP PLC SPONSORED ADR            COM        055622104      590       8564        SH       SOLE        01         7144        0   1420
BANK OF AMERICA CORPORATION COM COM        060505104      438       9624        SH       SOLE        01         7920        0   1704
BANK NEW YORK INC COM           COM        064057102     2120      58830        SH       SOLE        01        58830        0      0
BED BATH & BEYOND INC COM       COM        075896100     1901      49545        SH       SOLE        01        49545        0      0
BELLSOUTH CORP COM              COM        079860102      258       7473        SH       SOLE        01         7473        0      0
BERKSHIRE HATHAWAY INC DEL CL B COM        084670207      259         86        SH       SOLE        01           69        0     17
BIOMET INC COM                  COM        090613100     2249      63320        SH       SOLE        01        63320        0      0
BOSTON SCIENTIFIC CORP COM      COM        101137107     2035      88370        SH       SOLE        01        88370        0      0
BRISTOL MYERS SQUIBB CO COM     COM        110122108      345      14038        SH       SOLE        01        10413        0   3625
CHARLES RIV LABS INTL INC COM   COM        159864107     1991      40635        SH       SOLE        01        40635        0      0
CHEVRON CORPORATION COM         COM        166764100     2386      41162        SH       SOLE        01        41162        0      0
CHURCH & DWIGHT INC COM         COM        171340102     2034      55120        SH       SOLE        01        55120        0      0
CISCO SYS INC COM               COM        17275R102      295      13654        SH       SOLE        01        13654        0      0
CITIGROUP INC COM               COM        172967101     2038      43164        SH       SOLE        01        41414        0   1750
COCA COLA CO COM                COM        191216100     1800      43020        SH       SOLE        01        42005        0   1015
COLGATE PALMOLIVE CO COM        COM        194162103     1905      33375        SH       SOLE        01        33375        0      0
CONOCOPHILLIPS COM              COM        20825C104     1439      22802        SH       SOLE        01        22802        0      0
DELL COMPUTER CORP COM          COM        24702R101     1641      55180        SH       SOLE        01        55180        0      0
DU PONT E I DE NEMOURS & CO COM COM        263534109      341       8100        SH       SOLE        01         7500        0    600
ELECTRONIC ARTS INC COM         COM        285512109     1939      35442        SH       SOLE        01        35442        0      0
EMERSON ELEC CO COM             COM        291011104      795       9517        SH       SOLE        01         8249        0   1268
EXXON MOBIL CORP COM            COM        30231G102     1776      29188        SH       SOLE        01        26904        0   2284
FIFTH THIRD BANCORP COM         COM        316773100     2578      65519        SH       SOLE        01        65519        0      0
FIRST DATA CORP COM             COM        319963104      376       8040        SH       SOLE        01         8040        0      0
FISERV INC COM                  COM        337738108      459      10800        SH       SOLE        01        10800        0      0
FLORIDA ROCK INDS INC COM       COM        341140101     2725      48475        SH       SOLE        01        48475        0      0
GENERAL ELEC CO COM             COM        369604103     4743     136433        SH       SOLE        01       131988        0   4445
GENZYME CORP COM GENL DIV       COM        372917104      354       5267        SH       SOLE        01         4667        0    600
GOLDEN WEST FINL CORP DEL COM   COM        381317106     1168      17210        SH       SOLE        01        17210        0      0
IAC INTERACTIVECORP COM NEW     COM        44919P300     1987      67467        SH       SOLE        01        67467        0      0
IMATION CORP COM                COM        45245A107      321       7500        SH       SOLE        01         7500        0      0
IMPAX LABORATORIES INC COM      COM        45256B101     1090     109200        SH       SOLE        01       109200        0      0
INTEL CORP COM                  COM        458140100      196      10085        SH       SOLE        01        10085        0      0
INTERNATIONAL BUSINESS MACHSCOM COM        459200101     2291      27789        SH       SOLE        01        27789        0      0
INTERNET HOLDRS TR DEPOSIT RCPT COM        46059W102     1186      20400        SH       SOLE        01        20400        0      0
ISHARES INC MSCI JAPAN          COM        464286848     4605     319815        SH       SOLE        01       319815        0      0
CEF S&P600 SMALL CAP ISHARESCOM COM        464287804      478       7344        SH       SOLE        01         7344        0      0
J P MORGAN CHASE & CO COM       COM        46625H100     2733      65657        SH       SOLE        01        65252        0    405
JOHNSON & JOHNSON COM           COM        478160104      697      11770        SH       SOLE        01        11770        0      0
MCDONALDS CORP COM              COM        580135101      267       7780        SH       SOLE        01         7780        0      0
MEDTRONIC INC COM               COM        585055106      279       5500        SH       SOLE        01         5500        0      0
MERCK & CO INC COM              COM        589331107      590      16758        SH       SOLE        01        16758        0      0
MICROSOFT CORP COM              COM        594918104      470      17289        SH       SOLE        01        17289        0      0
MICROSOFT CALL 27.50 JANUARY 19 COM        5949360AY      532       1520        SH  CALL SOLE        01         1520        0      0
MIDCAP SPDR TR UNIT SER 1       COM        595635103      965       6670        SH       SOLE        01         6670        0      0
MUNICIPAL MTG & EQUITY L L CGRO COM        62624B101      265      10000        SH       SOLE        01        10000        0      0
NU SKIN ENTERPRISES INC CL A    COM        67018T105     2108     120350        SH       SOLE        01       120350        0      0
DPS OIL SVCS HLDRS TR. DEPOSTRY COM        678002106     4500      30655        SH       SOLE        01        30655        0      0
PEPSICO INC COM                 COM        713448108      500       8660        SH       SOLE        01         8660        0      0
PITNEY BOWES INC COM            COM        724479100      317       7400        SH       SOLE        01         7400        0      0
POWERSHARES ETF TRUST WNDRHLL C COM        73935X500     2859     134680        SH       SOLE        01       133180        0   1500
POWERSHARES ETF TRUST WATER RES COM        73935X575     1006      55700        SH       SOLE        01        55700        0      0
PROCTER & GAMBLE CO COM         COM        742718109      417       7248        SH       SOLE        01         7248        0      0
PROVIDENT BANKSHARES CORP COM   COM        743859100      259       7115        SH       SOLE        01         7115        0      0
SPDR TR UNIT SER 1              COM        78462F103     1397      10765        SH       SOLE        01        10765        0      0
SECTOR SPDR HEALTHCARE          COM        81369Y209     3522     110188        SH       SOLE        01       110188        0      0
SECTOR SPDR TR SBI CONS STPLS   COM        81369Y308      327      13880        SH       SOLE        01        13880        0      0
SECTOR SPDR TR SBI CYCLICALS/TR COM        81369Y407      407      12120        SH       SOLE        01        12120        0      0
SECTOR SPDR TR SBI INT-ENERGY   COM        81369Y506     1409      25915        SH       SOLE        01        25915        0      0
SECTOR SPDR TR SBI INT-FINL     COM        81369Y605     2619      80495        SH       SOLE        01        80495        0      0
SELECT SECTOR SPDR TR SBI INT-I COM        81369Y704      385      11405        SH       SOLE        01        11405        0      0
SELECT SECTOR SPDR TR SBI INT-T COM        81369Y803    15551     702750        SH       SOLE        01       702750        0      0
STREETTRACKS SER TR KBW INSURC  COM        86330E786     1785      34970        SH       SOLE        01        34970        0      0
3M CO COM                       COM        88579Y101    13529     178755        SH       SOLE        01       178155        0    600
UNION PAC CORP COM              COM        907818108      560       6001        SH       SOLE        01         5401        0    600
UNITED PARCEL SERVICE INC CL B  COM        911312106     1905      24010        SH       SOLE        01        24010        0      0
WAL MART STORES INC COM         COM        931142103     1999      42320        SH       SOLE        01        42320        0      0
WELLS FARGO & CO NEW COM        COM        949746101     1662      26030        SH       SOLE        01        26030        0      0
WYETH COM                       COM        983024100      277       5720        SH       SOLE        01         3820        0   1900
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